Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2025
Events Occurring After the Reporting Date [Abstract]
Events occurring after the Reporting Date

Note 20. Events occurring after the Reporting Date

At The Market Capital Raising

On 17, 18 and 21 July 2025, Immuron Limited raised total gross proceeds of US$1,822,322 (A$2,809,177) through an At The Market Facility comprising 877,440, 473,880 and 32,909,640 shares at an issue price of US$0.0473 (A$0.0722), US$0.0470 (A$0.0719) and US$0.0534 (A$0.0824) per share, respectively.

This capital raising initiative does not provide evidence of conditions that existed at 30 June 2025 and is therefore classified as a non-adjusting event in accordance with AASB 110 Events after the Reporting Period. No adjustments have been made to the financial statements as a result of this transaction.

No other matter or circumstance has occurred subsequent to period end that has significantly affected, or may significantly affect, the operations of the group, the results of those operations or the state of affairs of the group or economic entity in subsequent financial years.